Accounts, Notes and Other Receivables-Net (Tables)	3 Months Ended
Mar. 31, 2023
Receivables [Abstract]
Schedule of Accounts, Notes and Other Receivables Net

	March 31, 2023	December 31, 2022
	(Dollars in millions)
Trade receivables	$682	$619
Notes receivable	117	105
Other receivables	98	88
	897	812
Less—Allowance for expected credit losses	(9)	(9)
	$888	$803